Loans Payable (Details Narrative) (10-K)								3 Months Ended		9 Months Ended		12 Months Ended
	May 22, 2020 USD ($)	Mar. 01, 2020 USD ($)	Jun. 04, 2018 USD ($)	Feb. 23, 2018 USD ($)	Jan. 25, 2018 USD ($)	Aug. 19, 2017 USD ($) ha	Mar. 31, 2017 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 12, 2020 USD ($)	Aug. 11, 2020 USD ($)
Debt Instrument [Line Items]
Maturity date										Dec. 31, 2020		Dec. 31, 2020
Interest expense								$ 72,459	$ 29,140	$ 193,595	$ 256,169	$ 360,413	$ 611,297
Principal payments of loans										266,580
Debt instrument periodic payment	$ 459
Payment to acquire property										39,859	147,944	139,271	292,213
Amortization of debt discount										9,335	15,545	21,336	259,709
Loans payable net current								503,935		503,935		781,719	871,106
Loans payable, net, non-current								336,487		336,487		96,583	234,791
2017 Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable							$ 519,156
Debt instrument interest rate							24.18%
Maturity date							Mar. 01, 2021
Number of installment description							Forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021.
Debt instrument unamortized discount
Land Loan [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						0.00%
Principal payments of loans										169,826
Area of land | ha						845
Payment to purchase of land						$ 100,000
Notes payable						600,000								$ 321,652	$ 459,500
Debt instrument periodic payment						$ 50,000
Debt instrument maturity date, description						Beginning on December 18, 2017 and ending August 18, 2021.
Payment to acquire property						$ 400,000
Debt instrument imputed interest						7.00%
Notes payable net of debt discount						$ 517,390
Amortization of debt discount												21,336	32,295
Loans payable												451,738
Debt instrument unamortized discount												16,762	38,098
Loans payable net current												355,155
Debt discount current												13,345
Loans payable, net, non-current												96,583
Debt discount non-current												3,417
2018 Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable					$ 525,000
Debt instrument interest rate					6.75%
Maturity date					Jan. 25, 2023
Number of installment description					60 equal monthly installments
Interest expense												24,433	33,420
Debt instrument periodic payment				$ 10,311
Debt instrument unamortized discount
Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable		$ 27,641	$ 55,386
Debt instrument interest rate		10.00%	10.00%
Interest expense												21,953	23,427
Amortization of debt discount								2,233	$ 809	9,335	$ 15,545
Debt instrument unamortized discount
2017 Loan [Member]
Debt Instrument [Line Items]
Interest expense												62,589	$ 85,116
Decrease in loans												101,118
Principal payments of loans										$ 40,662		53,278
Effect of fluctuations in the foreign currency exchange rate												$ 47,840
Argentine Peso [Member] | 2017 Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable							$ 8,000,000
Argentine Peso [Member] | Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable		$ 1,777,778	$ 1,600,000